IMPAIRMENT (Details) - Schedule of Movement in Impairment Charges - Impairment charged to the income statement £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Impairment losses on loans and receivables:
Total impairment losses on loans and receivables	£ 690
Impairment of available-for-sale financial assets	6
Other credit risk provisions	(9)
Total impairment charged to the income statement	687
Loans and advances to customers [member]
Impairment losses on loans and receivables:
Impairment losses on loans and receivables	696
Debt securities classified as loans and receivables [member]
Impairment losses on loans and receivables:
Impairment losses on loans and receivables	£ (6)